Derivatives and hedging	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and hedging

Note 8: —Derivatives and hedging

The Company entered into forward contracts to hedge certain forecasted payments denominated in NIS, mainly payroll and rent, against exchange rate fluctuations of the U.S. dollar for a period of up to twelve months. The Company recorded the cash flows associated with these derivatives under operating activities.

The Company had outstanding forward contracts designated as hedging instruments in the aggregate notional amount of $7,500 and $20,400 as of December 31, 2019 and 2018, respectively. The fair value of the Company’s outstanding forward contracts amounted to an asset of $179 and a liability of $598 as of December 31, 2019 and 2018 respectively, recorded under other receivables and accrued expenses respectively. Gains of $261 and losses of $327 were reclassified from accumulated other comprehensive loss (income) during the years ended December 31, 2019 and 2018 respectively. Such gains and losses were reclassified from accumulated other comprehensive loss when the related expenses were incurred. These losses were recorded in the consolidated statements of operations were as follows:

	Year ended
	December 31,
	2019	2018	2017
Cost of revenue	$(17)	$23	$—
Research and development	(142)	173	—
Sales and marketing	(59)	60	—
General and administrative	(43)	71	—
	$(261)	$327	$—